UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23785

Volatility Shares Trust
(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4440

Palm Beach Gardens, Florida 33408
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

(866) 261-0273

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

2x Bitcoin Strategy ETF (Consolidated)
BITX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at     https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Bitcoin Strategy ETF (Consolidated)	$178	2.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. Bitcoin returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption, inflows and outflows in bitcoin-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -58.34%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/26/2023)
2x Bitcoin Strategy ETF (Consolidated) NAV	-58.34	9.17
S&P 500 TR	16.99	20.52
Visit https://www.volatilityshares.com/bitx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Bitcoin Strategy ETF (Consolidated)	PAGE 1	TSR-AR-92864M301

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$902,155,608
Number of Holdings	4
Net Advisory Fee	$40,134,685
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
CME Bitcoin Futures Mar 26	179.9
CME Bitcoin Futures Apr 26	20.1
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill 3.61% 3/17/2026	232.4
Reverse Repurchase Agreements	-229.9
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/bitx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Bitcoin Strategy ETF (Consolidated)	PAGE 2	TSR-AR-92864M301

2x Ether ETF
ETHU (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the 2x Ether ETF for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Ether ETF (Consolidated)	$161	2.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ether. The fund seeks to achieve its investment objective primarily through managed exposure to ether futures contracts. Ether returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption, inflows and outflows in ether-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -65.63%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2024)
2x Ether ETF (Consolidated) NAV	-65.78	-78.95
S&P 500 TR	16.99	17.89
Visit https://www.volatilityshares.com/ethu for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Ether ETF	PAGE 1	TSR-AR-92864M798

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$730,296,212
Number of Holdings	7
Net Advisory Fee	$25,753,103
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
CME Ether Future Mar26	100.2
CME Ether Future Apr26	99.8
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	(%)
United States Treasury Bill 3.60% 3/24/2026	139.9
United States Treasury Bill 3.59% 5/21/2026	100.5
United States Treasury Bill 3.59% 5/14/2026	34.0
United States Treasury Bill 3.61% 4/21/2026	25.3
Reverse Repurchase Agreements	-296.8
**	Investments reflect the market value as a percentage of net assets.
MATERIAL FUND CHANGES
Management Fee initial waiver period expired June 30, 2025, such that the management fee became 1.85%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/ethu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Ether ETF	PAGE 2	TSR-AR-92864M798

2x Solana ETF
SOLT (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the 2x Solana ETF for the period of March 20, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/solt. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Solana ETF	$153	2.92%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Solana ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SOL. The Fund seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in Solana-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -84.46%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/19/2025)
2x Solana ETF (Consolidated) NAV	-84.46
S&P 500 TR	22.63
Visit https://www.volatilityshares.com/solt for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Solana ETF	PAGE 1	TSR-AR-92865J737

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$138,802,483
Number of Holdings	3
Net Advisory Fee	$4,422,636
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
Sol Futures Mar26	200.0
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill 3.61% 3/17/2026	345.3
Reverse Repurchase Agreements	-341.5
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/solt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Solana ETF	PAGE 2	TSR-AR-92865J737

2x XRP ETF
XRPT (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the 2x XRP ETF for the period of May 22, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/xrpt. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x XRP ETF	$98	2.22%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x XRP ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of XRP. The Fund seeks to achieve its investment objective primarily through managed exposure to XRP futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in XRP-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -85.68%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/21/2025)
2x XRP ETF (Consolidated) NAV	-85.68
S&P 500 TR	18.81
Visit https://www.volatilityshares.com/xrpt for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x XRP ETF	PAGE 1	TSR-AR-92865J29

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$70,628,103
Number of Holdings	3
Net Advisory Fee	$701,166
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
CME XRP Futures Mar26	200.1
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill 3.59% 5/21/2026	365.2
Reverse Repurchase Agreements	-361.7
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/xrpt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x XRP ETF	PAGE 2	TSR-AR-92865J29

One+One Nasdaq-100® and Bitcoin ETF
OOQB (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the One+One Nasdaq-100® and Bitcoin ETF for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/ooqb. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)	$79	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ Nasdaq-100® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the Nasdaq-100® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption for digital assets, inflows and outflows in digital asset-related exchange traded products, ongoing geopolitical and economic uncertainty related to United States’ tariff policies, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -21.31%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/18/2025)
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV	-21.31	-33.91
S&P 500 TR	16.99	13.31
Visit https://www.volatilityshares.com/ooqb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
One+One Nasdaq-100® and Bitcoin ETF	PAGE 1	TSR-AR-92864M848

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$625,937
Number of Holdings	4
Net Advisory Fee	$8,528
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
Nasdaq-100 Micro E-Mini Futures Mar26	103.9%
CME Micro Bitcoin Futures Mar26	100.0%
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	(%)
United States Treasury Bill 3.61% 3/17/2026	63.8
Reverse Repurchase Agreements	-63.1
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/ooqb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
One+One Nasdaq-100® and Bitcoin ETF	PAGE 2	TSR-AR-92864M848

One+One S&P 500® and Bitcoin ETF
OOSB (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the One+One S&P 500® and Bitcoin ETF for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/oosb. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One S&P 500® and Bitcoin ETF (Consolidated)	$73	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ S&P 500® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the S&P 500® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption for digital assets, inflows and outflows in digital asset-related exchange traded products, ongoing geopolitical and economic uncertainty related to United States’ tariff policies, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -19.52%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/18/2025)
One+One S&P 500® and Bitcoin ETF (Consolidated) NAV	-19.52	-30.10
S&P 500 TR	16.99	13.31
Visit https://www.volatilityshares.com/oosb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
One+One S&P 500® and Bitcoin ETF	PAGE 1	TSR-AR-92864M863

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$862,779
Number of Holdings	4
Net Advisory Fee	$6,786
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
S&P 500 Micro E-Mini Futures Mar26	111.8
CME Micro Bitcoin Futures Mar26	100.0
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	(%)
United States Treasury Bill 3.61% 3/17/2026	52.1
Reverse Repurchase Agreements	-51.5
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/oosb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
One+One S&P 500® and Bitcoin ETF	PAGE 2	TSR-AR-92864M863

Solana ETF
SOLZ (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Solana ETF for the period of March 20, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/solz. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Solana ETF	$94	1.43%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Solana ETF (the “Fund”) seeks long-term capital appreciation. The Fund seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in Solana-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -45.15%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/19/2025)
Solana ETF (Consolidated) NAV	-45.15
S&P 500 TR	22.63
Visit https://www.volatilityshares.com/solz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Solana ETF	PAGE 1	TSR-AR-92864M822

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$86,765,158
Number of Holdings	3
Net Advisory Fee	$903,329
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
Sol Futures Mar26	100.01
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill 3.61% 4/21/2026	137.6
Reverse Repurchase Agreements	-136.2
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/solz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Solana ETF	PAGE 2	TSR-AR-92864M822

Volatility Premium Plus ETF
ZVOL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Volatility Premium Plus ETF for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at   https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Volatility Premium Plus ETF (Consolidated)	$138	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Volatility Premium Plus ETF (the “Fund”) seeks to provide total returns by investing in short positions on futures contracts based on the CBOE Volatility Index (the “VIX”), specifically targeting short positions on fourth-, fifth-, sixth-, and seventh-month VIX Futures Contracts. Fund returns were driven by factors such as intermittent spikes in the VIX index and the alternation between contango and backwardation in VIX futures markets through the period. For the fiscal year ending February 28, 2026, the Fund had a total return of -9.55%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Volatility Premium Plus ETF (Consolidated) NAV	-9.55	13.35
S&P 500 TR	16.99	20.92
Visit https://www.volatilityshares.com/zvol for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Volatility Premium Plus ETF	PAGE 1	TSR-AR-92864M202

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$12,488,100
Number of Holdings	4
Net Advisory Fee	$209,567
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
CBOE VIX Future Aug26	33.6
CBOE VIX Future Jul26	33.4
CBOE VIX Future Jun26	19.6
CBOE VIX Future Sep26	13.6
*	Investments reflect the notional value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/zvol.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Volatility Premium Plus ETF	PAGE 2	TSR-AR-92864M202

XRP ETF
XRPI (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the XRP ETF for the period of May 22, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.volatilityshares.com/xrpi. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
XRP ETF	$82	1.46%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The XRP ETF (the “Fund”) seeks long-term capital appreciation. The Fund seeks to achieve its investment objective primarily through managed exposure to XRP futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in XRP-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -49.94%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/21/2025)
XRP ETF (Consolidated) NAV	-49.94
S&P 500 TR	18.81
Visit https://www.volatilityshares.com/xrpi for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
XRP ETF	PAGE 1	TSR-AR-92864M780

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$101,638,750
Number of Holdings	3
Net Advisory Fee	$947,468
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
CME XRP Futures Mar26	99.99
*	Investments reflect the notional value as a percentage of net assets.

Top Holdings**	%
United States Treasury Bill 3.61% 4/21/2026	146.8
Reverse Repurchase Agreements	-145.4
**	Investments reflect the market value as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/xrpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
XRP ETF	PAGE 2	TSR-AR-92864M780

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Anthony Ward is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to services not covered within the other services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026*	FYE 2/28/2025**
(a) Audit Fees	$121,500	$91,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$24,750	$18,200
(d) All Other Fees	$0	$0

*XRP ETF and 2x XRP ETF commenced operations on May 22, 2025. Solana ETF and 2x Solana ETF commenced operations on March 20, 2025.

**One+One Nasdaq-100 and Bitcoin ETF and One+One S&P 500 and Bitcoin ETF commenced operations February 18, 2025.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026*	FYE 2/28/2025**
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

*XRP ETF and 2x XRP ETF commenced operations on May 22, 2025. Solana ETF and 2x Solana ETF commenced operations on March 20, 2025.

**One+One Nasdaq-100 and Bitcoin ETF and One+One S&P 500 and Bitcoin ETF commenced operations February 18, 2025.

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026*	FYE 2/28/2025**
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

*XRP ETF and 2x XRP ETF commenced operations on May 22, 2025. Solana ETF and 2x Solana ETF commenced operations on March 20, 2025.

**One+One Nasdaq-100 and Bitcoin ETF and One+One S&P 500 and Bitcoin ETF commenced operations February 18, 2025.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Stephen Yu, Anthony Ward, and Anthony Homsey.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VOLATILITY SHARES TRUST
2x Bitcoin Strategy ETF (Consolidated)
2x Ether ETF (Consolidated)
2X SOLANA ETF (CONSOLIDATED)
2X XRP ETF (CONSOLIDATED)
ONE+ONE™ NASDAQ-100® AND BITCOIN ETF (CONSOLIDATED)
ONE+ONE™ S&P 500® AND BITCOIN ETF (CONSOLIDATED)
SOLANA ETF (CONSOLIDATED)
VOLATILITY PREMIUM PLUS ETF (CONSOLIDATED)
XRP ETF (CONSOLIDATED)
Core Financial Statements
February 28, 2026

2x Bitcoin Strategy ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 232.4%
United States Treasury Bill - 3.61%, 03/17/2026(a)(b)	$2,100,000,000	$2,096,627,862
TOTAL U.S. TREASURY BILL (Cost $2,096,640,000)		2,096,627,862
TOTAL INVESTMENTS - 232.4% (Cost $2,096,640,000)		$2,096,627,862
Money Market Deposit Account(c) - 42.0%		378,901,685
Liabilities in Excess of Other Assets(d) - (174.4)%		(1,573,373,939)
TOTAL NET ASSETS - 100.0%		$902,155,608

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $2,096,627,862
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%

(d)	Includes cash of $557,912,450 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

1

2x Bitcoin Strategy ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Bitcoin Futures Mar 26	4,928	03/27/2026	$1,623,283,200	$(97,190,338)
CME Bitcoin Futures Apr 26	547	04/24/2026	180,892,900	(3,886,760)
Net Unrealized Appreciation (Depreciation)				$(101,077,098)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.20%	02/24/2026	03/03/2026	$(2,074,769,583)	$(2,073,802,500)
				$(2,074,769,583)	$(2,073,802,500)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $2,096,627,862 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

2

2x Ether ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILLS - 299.7%
United States Treasury Bill 3.60%, 03/24/2026(a)(b)	$1,024,000,000	$1,021,636,291
United States Treasury Bill 3.61%, 04/21/2026(a)(b)	186,000,000	185,046,789
United States Treasury Bill 3.59%, 05/14/2026(a)(b)	250,000,000	248,153,852
United States Treasury Bill 3.59%, 05/21/2026(a)(b)	740,000,000	734,030,975
TOTAL U.S. TREASURY BILLS (Cost $2,188,949,700)		2,188,867,907
TOTAL INVESTMENTS - 299.7% (Cost $2,188,949,700)		$2,188,867,907
Money Market Deposit Account(c) - 25.4%		185,181,437
Liabilities in Excess of Other Assets(d) - (225.1)%		(1,643,753,132)
TOTAL NET ASSETS - 100.0%		$730,296,212

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $2,188,867,907
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%

(d)	Includes cash of $581,608,315 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

3

2x Ether ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Ether Future Mar 26	7,587	03/27/2026	$731,576,475	$(263,693,286)
CME Ether Future Apr 26	7,530	04/24/2026	728,904,000	(21,286,787)
Net Unrealized Appreciation (Depreciation)				$(284,980,073)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.27%	02/24/2026	03/03/2026	$(2,168,222,363)	$(2,167,194,150)
				$(2,168,222,363)	$(2,167,194,150)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $2,188,867,907 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

4

2x Solana ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 345.3%
United States Treasury Bill - 3.61%, 03/17/2026(a)(b)	$480,000,000	$479,229,226
TOTAL U.S. TREASURY BILL (Cost $479,232,000)		479,229,226
TOTAL INVESTMENTS - 345.3% (Cost $479,232,000)		$479,229,226
Money Market Deposit Account(c) - 7.1%		9,883,577
Liabilities in Excess of Other Assets(d) - (252.4)%		(350,310,320)
TOTAL NET ASSETS - 100.0%		$138,802,483

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $479,229,226.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%

(d)	Includes cash of $141,564,600 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

5

2x Solana ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
SOL Futures Mar 26	6,835	03/27/2026	$277,671,875	$(8,499,528)
Net Unrealized Appreciation (Depreciation)				$(8,499,528)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.20%	02/24/2026	03/03/2026	$(474,233,206)	$(474,012,000)
				$(474,233,206)	$(474,012,000)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $479,229,226 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

6

2x XRP ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 365.2%
United States Treasury Bill - 3.59%, 05/21/2026(a)(b)	$260,000,000	$257,902,775
TOTAL U.S. TREASURY BILL (Cost $257,920,325)		257,902,775
TOTAL INVESTMENTS - 365.2% (Cost $257,920,325)		$257,902,775
Money Market Deposit Account(c) - 7.8%		5,541,114
Liabilities in Excess of Other Assets(d) - (273.0)%		(192,815,786)
TOTAL NET ASSETS - 100.0%		$70,628,103

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)
All or a portion of the fund’s investment in treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $257,902,775.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%

(d)	Includes cash of $67,443,831 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

7

2x XRP ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME XRP Futures Mar 26	2,084	03/27/2026	$141,295,200	$(6,154,162)
Net Unrealized Appreciation (Depreciation)				$(6,154,162)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.27%	02/24/2026	03/03/2026	$(255,590,706)	$(255,469,500)
				$(255,590,706)	$(255,469,500)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $257,902,775, as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

8

One+OneTM Nasdaq-100® and Bitcoin ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 63.8%
United States Treasury Bill - 3.61%, 03/17/2026(a)(b)	$400,000	$399,358
TOTAL U.S. TREASURY BILL (Cost $399,360)		399,358
TOTAL INVESTMENTS - 63.8% (Cost $399,360)		$399,358
Money Market Deposit Account(c) - 60.0%		375,805
Liabilities in Excess of Other Assets(d) - (23.8)%		(149,226)
TOTAL NET ASSETS - 100.0%		$625,937

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $399,358.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%

(d)	Includes cash of $265,574 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

9

One+OneTM Nasdaq-100® and Bitcoin ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Micro Bitcoin Mar 26	95	03/27/2026	$625,860	$(10,409)
Nasdaq-100 Micro E-Mini Mar 26	13	03/20/2026	650,124	(12,108)
Net Unrealized Appreciation (Depreciation)				$(22,517)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.20%	02/24/2026	03/03/2026	$(395,194)	$(395,010)
				$(395,194)	$(395,010)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $399,358 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

10

One+OneTM S&P 500® and Bitcoin ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 52.1%
United States Treasury Bill - 3.61%, 03/17/2026(a)(b)	$450,000	$449,277
TOTAL U.S. TREASURY BILL (Cost $449,280)		449,277
TOTAL INVESTMENTS - 52.1% (Cost $449,280)		449,277
Money Market Deposit Account(c) - 62.8%		542,096
Liabilities in Excess of Other Assets(d) - (14.9)%		(128,594)
TOTAL NET ASSETS - 100.0%		$862,779

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $449,277.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%.

(d)	Includes cash of $344,403 that is pledged as collateral to futures contracts.
The accompanying notes are an integral part of these financial statements.

11

One+OneTM S&P 500® and Bitcoin ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Micro Bitcoin Mar 26	131	03/27/2026	$863,028	$(14,016)
S&P 500 Micro E-Mini Mar 26	28	03/20/2026	964,460	(5,505)
Net Unrealized Appreciation (Depreciation)				$(19,521)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.20%	02/24/2026	03/03/2026	$(444,593)	$(444,386)
				$(444,593)	$(444,386)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $449,277 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

12

Solana ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 137.6%
United States Treasury Bill - 3.61%, 04/21/2026(a)(b)	$120,000,000	$119,385,025
TOTAL U.S. TREASURY BILL (Cost $119,388,850)		119,385,025
TOTAL INVESTMENTS - 137.6% (Cost $119,388,850)		$119,385,025
Money Market Deposit Account(c) - 53.1%		46,097,951
Liabilities in Excess of Other Assets(d) - (90.73)%		(78,717,818)
TOTAL NET ASSETS - 100.0%		$86,765,158

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $119,385,025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%.

(d)	Includes cash of $44,626,336 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

13

Solana ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
SOL Futures Mar 26	2,136	03/27/2026	$86,775,000	$(1,720,289)
Net Unrealized Appreciation (Depreciation)				$(1,720,289)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.27%	02/24/2026	03/03/2026	$(118,262,082)	$(118,206,000)
				$(118,262,082)	$(118,206,000)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $119,385,025 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

14

Volatility Premium Plus ETF (Consolidated)
Schedule of Investments
February 28, 2026

Value
TOTAL INVESTMENTS - 0.0% (Cost $0)
Money Market Deposit Account(a)	$10,353,686
Other Assets in Excess of Liabilities(b)	2,134,414
TOTAL NET ASSETS - 100.0%	$12,488,100

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%

(b)	Includes cash of $2,232,147 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

15

Volatility Premium Plus ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CBOE VIX Future Jun 26	(113)	06/17/2026	$2,443,625	$(74,916)
CBOE VIX Future Jul 26	(188)	07/22/2026	4,172,171	(164,367)
CBOE VIX Future Aug 26	(188)	08/19/2026	4,197,100	(116,649)
CBOE VIX Future Sep 26	(75)	09/16/2026	1,700,625	(17,307)
Net Unrealized Appreciation (Depreciation)				$(373,239)

The accompanying notes are an integral part of these financial statements.

16

XRP ETF (Consolidated)
Schedule of Investments
February 28, 2026

	Par	Value
U.S. TREASURY BILL - 146.8%
United States Treasury Bill - 3.61%, 04/21/2026(a)(b)	$150,000,000	$149,231,281
TOTAL U.S. TREASURY BILL (Cost $149,236,062)		149,231,281
TOTAL INVESTMENTS - 146.8% (Cost $149,236,062)		$149,231,281
Money Market Deposit Account(c) - 52.4%		53,223,047
Liabilities in Excess of Other Assets(d) - (99.2)%		(100,815,578)
TOTAL NET ASSETS - 100.0%		$101,638,750

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of February 28, 2026, the value pledged was $149,231,281
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 3.15%.

(d)	Includes cash of $50,180,452 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

17

XRP ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME XRP Futures Mar 26	1,499	03/27/2026	$101,632,200	$(4,070,453)
Net Unrealized Appreciation (Depreciation)				$(4,070,453)

Schedule of Reverse Repurchase Agreements
February 28, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.27%	02/24/2026	03/03/2026	$(147,827,603)	$(147,757,500)
				$(147,827,603)	$(147,757,500)

(a)	As of February 28, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $149,231,281 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

18

VOLATILITY SHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	2x Bitcoin Strategy ETF (Consolidated)	2x Ether ETF (Consolidated)	2x Solana ETF (Consolidated)	2x XRP ETF (Consolidated)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
ASSETS:
Investments, at value	$2,096,627,862	2,188,867,907	$479,229,226	$257,902,775	399,358
Deposit at broker for other investments	557,912,450	581,608,315	141,564,600	67,443,831	265,574
Cash	378,901,685	185,181,437	9,883,577	5,541,114	375,805
Dividends receivable	442,100	158,210	29,370	14,476	712
Receivable for fund shares sold	—	23,712,360	—	—	—
Interest receivable	1,027,145	1,342,946	—	—	—
Receivable for transaction fee	314	2,371	—	—	—
Total assets	3,034,911,556	2,980,873,546	630,706,773	330,902,196	1,041,449
LIABILITIES:
Reverse repurchase agreements	2,073,802,500	2,167,194,150	474,012,000	255,469,500	395,010
Variation margin on futures contracts	53,500,680	81,225,603	17,458,492	4,628,528	19,938
Payable to Adviser	1,350,663	1,129,368	212,751	54,859	380
Interest payable	967,083	1,028,213	221,047	121,206	184
Payable for capital shares redeemed	3,135,022	—	—	—	—
Total liabilities	2,132,755,948	2,250,577,334	491,904,290	260,274,093	415,512
NET ASSETS	$902,155,608	$730,296,212	$138,802,483	$70,628,103	$625,937
Net Assets Consists of:
Paid-in capital	$946,080,814	$730,381,551	$139,574,818	$70,788,357	$689,465
Total accumulated losses	(43,925,206)	(85,339)	(772,335)	(160,254)	(63,528)
Total net assets	$902,155,608	$730,296,212	$138,802,483	$70,628,103	$625,937
Net assets	$902,155,608	$730,296,212	$138,802,483	$70,628,103	$625,937
Shares issued and outstanding(a)	63,310,000	36,957,970	3,016,000	1,657,500	70,000
Net asset value per share	$14.25	$19.76	$46.02	$42.61	$8.94
Cost:
Investments, at cost	$2,096,640,000	$2,188,949,700	$479,232,000	$257,920,325	$399,360

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

19

VOLATILITY SHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026(Continued)

	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	Solana ETF (Consolidated)	Volatility Premium Plus ETF (Consolidated)	XRP ETF (Consolidated)
ASSETS:
Investments, at value	$449,277	$119,385,025	$—	$149,231,281
Deposit at broker for other investments	344,403	44,626,336	2,232,147	50,180,452
Cash	542,096	46,097,951	10,353,686	53,223,047
Dividends receivable	1,219	108,781	23,791	130,898
Interest receivable	—	—	2,965	—
Total assets	1,336,995	210,218,093	12,612,589	252,765,678
LIABILITIES:
Reverse repurchase agreements	444,386	118,206,000	—	147,757,500
Variation margin on futures contracts	29,099	5,126,400	110,903	3,222,850
Payable to Adviser	524	64,453	13,586	76,475
Interest payable	207	56,082	—	70,103
Total liabilities	474,216	123,452,935	124,489	151,126,928
NET ASSETS	$862,779	$86,765,158	$12,488,100	$101,638,750
Net Assets Consists of:
Paid-in capital	$874,691	$86,771,549	$12,488,103	$101,646,607
Total accumulated losses	(11,912)	(6,391)	(3)	(7,857)
Total net assets	$862,779	$86,765,158	$12,488,100	$101,638,750
Net assets	$862,779	$86,765,158	$12,488,100	$101,638,750
Shares issued and outstanding(a)	90,000	10,530,000	1,300,000	13,220,000
Net asset value per share	$9.59	$8.24	$9.61	$7.69
Cost:
Investments, at cost	$449,280	$119,388,850	$—	$149,236,062

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

20

VOLATILITY SHARES TRUST
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026

	2x Bitcoin Strategy ETF (Consolidated)	2x Ether ETF (Consolidated)	2x Solana ETF (Consolidated)(a)	2x XRP ETF (Consolidated)(b)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$15,962,309	$4,334,510	$653,019	$195,006	$21,769
Interest income	30,973,771	28,802,292	4,401,317	1,630,988	3,916
Total investment income	46,936,080	33,136,802	5,054,336	1,825,994	25,685
EXPENSES:
Investment advisory fee	40,134,685	27,705,089	4,422,636	1,379,954	8,528
Interest expense	19,018,835	16,832,151	2,567,428	951,986	2,612
Total expenses	59,153,520	44,537,240	6,990,064	2,331,940	11,140
Expense reimbursement by Adviser	—	(1,951,986)	—	(678,788)	—
Net expenses	59,153,520	42,585,254	6,990,064	1,653,152	11,140
NET INVESTMENT INCOME/(LOSS)	(12,217,440)	(9,448,452)	(1,935,728)	172,842	14,545
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,427)	(3,546)	(77,594)	(5,831)	(10)
Futures contracts	(1,357,152,028)	(1,555,023,409)	(749,039,871)	(261,101,145)	(329,653)
Other investments	33,670	116,577	(4,346)	(26,982)	711
Net realized gain (loss)	(1,357,119,785)	(1,554,910,378)	(749,121,811)	(261,133,958)	(328,952)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,138)	(81,793)	(2,774)	(17,550)	(2)
Future contracts	535,352,405	(49,044,385)	(8,499,528)	(6,154,162)	128,653
Net change in unrealized appreciation (depreciation)	535,340,267	(49,126,178)	(8,502,302)	(6,171,712)	128,651
Net realized and unrealized gain (loss)	(821,779,518)	(1,604,036,556)	(757,624,113)	(267,305,670)	(200,301)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(833,996,958)	$(1,613,485,008)	$(759,559,841)	$(267,132,828)	$(185,756)

(a)	Inception date of the Fund was March 19, 2025.
(b)	Inception date of the Fund was May 21, 2025.
The accompanying notes are an integral part of these financial statements.

21

VOLATILITY SHARES TRUST
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026(Continued)

	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	Solana ETF (Consolidated)(a)	Volatility Premium Plus ETF (Consolidated)	XRP ETF (Consolidated)(b)
INVESTMENT INCOME:
Dividend income	$18,438	$1,698,704	$435,240	$1,829,142
Interest income	2,602	848,609	41,214	1,016,846
Total investment income	21,040	2,547,313	476,454	2,845,988
EXPENSES:
Investment advisory fee	6,786	1,093,504	209,567	1,159,136
Interest expense	1,362	452,898	—	526,624
Total expenses	8,148	1,546,402	209,567	1,685,760
Expense reimbursement by Adviser	—	(190,175)	—	(211,668)
Net expenses	8,148	1,356,227	209,567	1,474,092
NET INVESTMENT INCOME	12,892	1,191,086	266,887	1,371,896
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5)	(2,566)	—	(3,076)
Futures contracts	(246,412)	(136,257,246)	(2,471,860)	(131,958,392)
Other investments	333	(39,710)	—	(20,823)
Net realized gain (loss)	(246,084)	(136,299,522)	(2,471,860)	(131,982,291)
Net change in unrealized appreciation (depreciation) on:
Investments	(3)	(3,825)	—	(4,781)
Future contracts	92,523	(1,720,289)	256,013	(4,070,453)
Net change in unrealized appreciation (depreciation)	92,520	(1,724,114)	256,013	(4,075,234)
Net realized and unrealized gain (loss)	(153,564)	(138,023,636)	(2,215,847)	(136,057,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (140,672)	$(136,832,550)	$(1,948,960)	$(134,685,629)

(a)	Inception date of the Fund was March 19, 2025.
(b)	Inception date of the Fund was May 21, 2025.
The accompanying notes are an integral part of these financial statements.

22

VOLATILITY SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	2x Bitcoin Strategy ETF (Consolidated)		2x Ether ETF (Consolidated)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Year Ended February 28, 2026	Period Ended February 28, 2025(a)
OPERATIONS:
Net investment income (loss)	$(12,217,440)	$(8,625,913)	$(9,448,452)	$2,381,075
Net realized gain (loss)	(1,357,119,785)	969,315,577	(1,554,910,378)	(662,078,830)
Net change in unrealized appreciation (depreciation)	535,340,267	(701,170,478)	(49,126,178)	(235,935,688)
Net increase (decrease) in net assets from operations	(833,996,958)	259,519,186	(1,613,485,008)	(895,633,443)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(289,763,464)	(286,698,488)	—	—
From return of capital	(2,861,682)	—	(19,143,134)	(3,696,659)
Total distributions to shareholders	(292,625,146)	(286,698,488)	(19,143,134)	(3,696,659)
CAPITAL TRANSACTIONS:
Shares sold	2,436,345,052	3,095,459,024	3,706,254,757	1,575,365,303
Shares redeemed	(2,657,003,941)	(1,372,030,635)	(1,953,309,123)	(66,786,653)
ETF transaction fees	509,335	446,749	565,957	164,215
Net increase (decrease) in net assets from capital transactions	(220,149,554)	1,723,875,138	1,753,511,591	1,508,742,865
NET INCREASE (DECREASE) IN NET ASSETS	(1,346,771,658)	1,696,695,836	120,883,449	609,412,763
NET ASSETS:
Beginning of the period	2,248,927,266	552,231,430	609,412,763	—
End of the period	$902,155,608	$2,248,927,266	$730,296,212	$609,412,763
SHARES TRANSACTIONS
Shares sold	69,320,000	75,660,000	48,697,000(b)	10,970,500(b)
Shares redeemed	(63,270,000)	(30,980,000)	(22,186,030)(b)	(523,500)(b)
Total increase (decrease) in shares outstanding	6,050,000	44,680,000	26,510,970(b)	10,447,000(b)

(a)	Inception date of the Fund was June 3, 2024.
(b)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

23

VOLATILITY SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	2x Solana ETF (Consolidated)	2x XRP ETF (Consolidated)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
	Period Ended February 28, 2026(a)	Period Ended February 28, 2026(b)	Year Ended February 28, 2026	Period Ended February 28, 2025(c)
OPERATIONS:
Net investment income (loss)	$(1,935,728)	$172,842	$14,545	$756
Net realized gain (loss)	(749,121,811)	(261,133,958)	(328,952)	(104,784)
Net change in unrealized appreciation (depreciation)	(8,502,302)	(6,171,712)	128,651	(151,170)
Net increase (decrease) in net assets from operations	(759,559,841)	(267,132,828)	(185,756)	(255,198)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(120,112)	—
From return of capital	(2,745,053)	(990,291)	(3,299)	—
Total distributions to shareholders	(2,745,053)	(990,291)	(123,411)	—
CAPITAL TRANSACTIONS:
Shares sold	1,182,973,455	357,492,859	945,909	1,504,000
Shares redeemed	(282,012,577)	(18,779,264)	(1,259,978)	—
ETF transaction fees	146,499	37,627	221	150
Net increase (decrease) in net assets from capital transactions	901,107,377	338,751,222	(313,848)	1,504,150
NET INCREASE (DECREASE) IN NET ASSETS	138,802,483	70,628,103	(623,015)	1,248,952
NET ASSETS:
Beginning of the period	—	—	1,248,952	—
End of the period	$138,802,483	$70,628,103	$625,937	$1,248,952
SHARES TRANSACTIONS
Shares sold	4,460,000(d)	1,797,000(d)	60,000	100,000
Shares redeemed	(1,444,000)(d)	(139,500)(d)	(90,000)	—
Total increase (decrease) in shares outstanding	3,016,000(d)	1,657,500(d)	(30,000)	100,000

(a)	Inception date of the Fund was March 19, 2025.
(b)	Inception date of the Fund was May 21, 2025.
(c)	Inception date of the Fund was February 18, 2025.
(d)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

24

VOLATILITY SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	One+One™ S&P 500® and Bitcoin ETF (Consolidated)		Solana ETF (Consolidated)
	Year Ended February 28, 2026	Period Ended February 28, 2025(a)	Period Ended February 28, 2026(b)
OPERATIONS:
Net investment income (loss)	$12,892	$818	$1,191,086
Net realized gain (loss)	(246,084)	(98,933)	(136,299,522)
Net change in unrealized appreciation (depreciation)	92,520	(112,044)	(1,724,114)
Net increase (decrease) in net assets from operations	(140,672)	(210,159)	(136,832,550)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(47,600)	—	(652,341)
From return of capital	(1,389)	—	(1,411,911)
Total distributions to shareholders	(48,989)	—	(2,064,252)
CAPITAL TRANSACTIONS:
Shares sold	693,360	1,501,000	352,426,965
Shares redeemed	(932,074)	—	(126,812,929)
ETF transaction fees	163	150	47,924
Net increase (decrease) in net assets from capital transactions	(238,551)	1,501,150	225,661,960
NET INCREASE (DECREASE) IN NET ASSETS	(428,212)	1,290,991	86,765,158
NET ASSETS:
Beginning of the period	1,290,991	—	—
End of the period	$862,779	$1,290,991	$86,765,158
SHARES TRANSACTIONS
Shares sold	50,000	100,000	18,090,000
Shares redeemed	(60,000)	—	(7,560,000)
Total increase (decrease) in shares outstanding	(10,000)	100,000	10,530,000

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was March 19, 2025.
The accompanying notes are an integral part of these financial statements.

25

VOLATILITY SHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Volatility Premium Plus ETF (Consolidated)		XRP ETF (Consolidated)
	Year Ended February 28, 2026	Year Ended February 28, 2025	Period Ended February 28, 2026(a)
OPERATIONS:
Net investment income (loss)	$266,887	$243,544	$1,371,896
Net realized gain (loss)	(2,471,860)	(618,838)	(131,982,291)
Net change in unrealized appreciation (depreciation)	256,013	(752,145)	(4,075,234)
Net increase (decrease) in net assets from operations	(1,948,960)	(1,127,439)	(134,685,629)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(205,642)	(1,071,756)	(731,752)
From return of capital	(7,180,908)	(2,653,044)	(1,554,081)
Total distributions to shareholders	(7,386,550)	(3,724,800)	(2,285,833)
CAPITAL TRANSACTIONS:
Shares sold	3,860,126	22,196,965	279,341,239
Shares redeemed	(1,820,732)	(2,475,137)	(40,763,037)
ETF transaction fees	1,705	7,401	32,010
Net increase (decrease) in net assets from capital transactions	2,041,099	19,729,229	238,610,212
NET INCREASE (DECREASE) IN NET ASSETS	(7,294,411)	14,876,990	101,638,750
NET ASSETS:
Beginning of the period	19,782,511	4,905,521	—
End of the period	$ 12,488,100	$19,782,511	$101,638,750
SHARES TRANSACTIONS
Shares sold	300,000	1,070,000	16,710,000
Shares redeemed	(150,000)	(130,000)	(3,490,000)
Total increase (decrease) in shares outstanding	150,000	940,000	13,220,000

(a)	Inception date of the Fund was May 21, 2025.
The accompanying notes are an integral part of these financial statements.

26

2X BITCOIN STRATEGY ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$39.28	$43.90	$15.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.24)	(0.18)	0.01
Net realized and unrealized gain (loss) on investments(c)	(18.88)	1.24	28.89
Total from investment operations	(19.12)	1.06	28.90
Net investment income	(5.87)	(5.69)	—
Return of capital	(0.05)	—	—
Total distributions	(5.92)	(5.69)	—
ETF transaction fees per share	0.01	0.01	—
Net asset value, end of period	$14.25	$39.28	$43.90
Total return(d)	−58.34%	3.74%	192.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$902,156	$2,248,927	$552,231
Ratio of expenses to average net assets(e)	2.73%	2.35%	1.85%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.88%	0.50%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.85%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets(e)	(0.56)%	(0.42)%	0.09%
Portfolio turnover rate(d)(f)	—%	—%	—%

(a)	Inception date of the Fund was June 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

2X ETHER ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Year Ended February 28, 2026(g)	Period Ended February 28, 2025(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$58.33	$303.80
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.46)	0.84
Net realized and unrealized gain (loss) on investments(c)	(37.37)	(245.36)
Total from investment operations	(37.83)	(244.52)
Return of capital	(0.77)	(1.01)
Total distributions	(0.77)	(1.01)
ETF transaction fees per share	0.03	0.06
Net asset value, end of period	$19.76	$58.33
Total return(d)	−65.78%	−80.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$730,296	$609,413
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.97%	2.65%
After expense reimbursement/recoupment(e)	2.84%	1.74%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	1.12%	0.80%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.72%	0.94%
Ratio of net investment income (loss) to average net assets(e)	(0.63)%	0.84%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was June 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

28

2X SOLANA ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended February 28, 2026(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$299.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(1.73)
Net realized and unrealized gain (loss) on investments(c)	(249.54)
Total from investment operations	(251.27)
Return of capital	(1.84)
Total distributions	(1.84)
ETF transaction fees per share	0.13
Net asset value, end of period	$46.02
Total return(d)	−84.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$138,802
Ratio of expenses to average net assets(e)	2.92%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	1.07%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.85%
Ratio of net investment income (loss) to average net assets(e)	(0.81)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

29

2X XRP ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended February 28, 2026(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$300.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.28
Net realized and unrealized gain (loss) on investments(c)	(256.34)
Total from investment operations	(256.06)
Return of capital	(1.39)
Total distributions	(1.39)
ETF transaction fees per share	0.06
Net asset value, end of period	$42.61
Total return(d)	−85.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,628
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	3.13%
After expense reimbursement/recoupment(e)	2.22%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	1.28%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.94%
Ratio of net investment income (loss) to average net assets(e)	0.23%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was May 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Adjusted to reflect a 1:20 reverse stock split occurring on February 27, 2026, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

30

ONE+ONE™ NASDAQ-100® AND BITCOIN ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Year Ended February 28, 2026	Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.49	$15.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.01
Net realized and unrealized gain (loss) on investments(c)	(2.51)	(2.56)
Total from investment operations	(2.33)	(2.55)
Net investment income	(0.24)	—
Net realized gains	(0.93)	—
Return of capital	(0.05)	—
Total distributions	(1.22)	—
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$8.94	$12.49
Total return(e)	−21.31%	−16.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$626	$1,249
Ratio of expenses to average net assets(f)	0.98%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.23%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.28%	2.12%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

31

ONE+ONE™ S&P 500® AND BITCOIN ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Year Ended February 28, 2026	Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.91	$15.01
INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.01
Net realized and unrealized gain (loss) on investments(c)	(2.44)	(2.11)
Total from investment operations	(2.24)	(2.10)
Net investment income	(0.29)	—
Net realized gains	(0.78)	—
Return of capital	(0.01)	—
Total distributions	(1.08)	—
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$9.59	$12.91
Total return(e)	−19.52%	−13.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$863	$1,291
Ratio of expenses to average net assets(f)	0.90%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.15%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.42%	2.28%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

32

SOLANA ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.28
INVESTMENT OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized gain (loss) on investments(c)	(6.98)
Total from investment operations	(6.78)
Net investment income	(0.09)
Return of capital	(0.18)
Total distributions	(0.27)
ETF transaction fees per share	0.01
Net asset value, end of period	$8.24
Total return(d)	−45.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,765
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.63%
After expense reimbursement/recoupment(e)	1.43%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.48%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.95%
Ratio of net investment income (loss) to average net assets(e)	1.25%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

33

VOLATILITY PREMIUM PLUS ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$17.20	$23.36	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.39	0.23
Net realized and unrealized gain (loss) on investments(c)	(1.98)	(0.74)	9.22
Total from investment operations	(1.77)	(0.35)	9.45
Net investment income	(0.16)	(1.67)	(1.09)
Return of capital	(5.66)	(4.15)	—
Total distributions	(5.82)	(5.82)	(1.09)
ETF transaction fees per share	0.00(d)	0.01	—
Net asset value, end of period	$9.61	$17.20	$23.36
Total return(e)	−9.55%	−2.90%	63.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,488	$19,783	$4,905
Ratio of expenses to average net assets(f)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	1.72%	1.95%	1.29%
Portfolio turnover rate(e)(g)	—%	—%	—%

(a)	Inception date of the Fund was April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

XRP ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.59
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	(7.83)
Total from investment operations	(7.69)
Net investment income	(0.07)
Return of capital	(0.14)
Total distributions	(0.21)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$7.69
Total return(e)	−49.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,639
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.67%
After expense reimbursement/recoupment(f)	1.46%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.52%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.94%
Ratio of net investment income (loss) to average net assets(f)	1.36%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was May 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026
1. ORGANIZATION
Volatility Shares Trust (the “Trust”) is a Delaware statutory trust formed on August 20, 2021 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has nine separate series (each, a “Fund” and together the “Funds”) as of February 28, 2026:
2x Bitcoin Strategy ETF (Consolidated)
2x Ether ETF (Consolidated)
2x Solana ETF (Consolidated)
2x XRP ETF (Consolidated)
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
One+One™ S&P 500® and Bitcoin ETF (Consolidated)
Solana ETF (Consolidated)
Volatility Premium Plus ETF (Consolidated)
XRP ETF (Consolidated)
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services-Investment Companies.
Volatility Shares LLC, (the “Adviser”) a Delaware limited liability company, serves as the Trust’s investment adviser pursuant to an investment management agreement with the Trust (the “Investment Advisory Agreement”) and is registered with the SEC. The Adviser was formed for the purpose of sponsoring and advising Exchange Traded Funds (or “ETFs”).
2x Bitcoin Strategy ETF (Consolidated) (“BITX”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of bitcoin (“Bitcoin”) for a single day, not for any other period. BITX seeks to achieve its investment objective by investing its assets principally in cash settled Bitcoin futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). BITX also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which BITX may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, bitcoin, Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes. BITX does not invest directly in Bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.
2x Ether ETF (Consolidated) (“ETHU”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of ether for a single day, not for any other period. ETHU seeks to achieve its investment objective by investing its assets principally in cash-settled ether futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“Ether Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Ether Futures Contracts (“Collateral Investments”). ETHU also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which ETHU may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; and swap agreement transactions that reference Other Investment Companies, ether, Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”). ETHU does not invest directly in ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”).

36

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
2x Solana ETF (Consolidated) (“SOLT”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of Solana for a single day, not for any other period. SOLT seeks to achieve its investment objective by investing its assets principally in cash settled Solana futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“Solana Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Solana Futures Contracts(“Collateral Investments”). SOLT also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which SOLT may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Solana-linked exchange traded investment products not registered under the 1940 Act (“Solana-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Solana, Solana-Linked ETPs, Solana Futures Contracts, or Solana-related indexes. SOLT does not invest directly in Solana. Instead, the Fund seeks to benefit from increases in the price of Solana Futures Contracts for a single day.
2x XRP ETF (Consolidated) (“XRPT”) is an actively managed ETF that seeks daily investment results before fees and expenses, that correspond to two times (2x) the return of XRP for a single day, not for any other period. XRPT seeks to achieve its investment objective by investing its assets principally in cash settled XRP futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the CME (“XRP Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). XRPT also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which XRPT may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other XRP-linked exchange traded investment products not registered under the 1940 Act(“XRP-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-related indexes. XRPT does not invest directly in XRP. Instead the Fund seeks to benefit from increases in the price of XRP Futures Contracts for a single day.
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated) (“OOQB”) is an actively managed ETF which seeks to offer investors long-term capital growth. OOQB seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the 1940 Act) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”). OOQB also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which OOQB may invest. (“Other Investment Companies”); shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions and option contracts that reference the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or bitcoin (“Bitcoin”). OOQB seeks to participate in 100% of the returns of the Nasdaq-100® Index (the “Nasdaq-100”) plus 100% of the returns of Bitcoin.
One+One™ S&P 500® and Bitcoin ETF (Consolidated) (“OOSB”) is an actively managed ETF which seeks to offer investors long-term capital growth. OOSB seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the 1940 Act) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”). OOSB also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act invest in similar securities and assets to those in which OOSB may invest (“Other Investment Companies”); shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions and option contracts that reference the S&P 500® or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500® or Bitcoin. OOSB seeks to participate in 100% of the returns of the S&P 500® Index (the “S&P 500”) plus 100% of the returns of Bitcoin (“Target Exposures”).
Solana ETF (Consolidated) (“SOLZ”) is an actively managed ETF that seeks long-term capital appreciation. SOLZ seeks to achieve its investment objective by investing its assets principally in cash settled Solana futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently

37

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
is the CME (“Solana Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Solana Futures Contracts (“Collateral Investments”). SOLZ also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which SOLZ may invest (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Solana-linked exchange traded investment products not registered under the 1940 Act (“Solana-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, Solana, Solana-Linked ETPs, Solana Futures Contracts, or Solana-related indexes. SOLZ does not invest directly in Solana. Instead, the Fund seeks to benefit from increases in the price of Solana Futures Contracts.
Volatility Premium Plus ETF (Consolidated) (“ZVOL”) is an actively managed ETF that seeks total return. ZVOL seeks to achieve its investment objective by investing its assets in short positions on futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), other Financial Instruments (as defined above), other VIX-related ETFs registered under the 1940 Act, ETPs not registered under the 1940 Act, and cash, cash-like instruments or high-quality securites that serve as collateral to ZVOL’s investments in VIX Futures Contracts. ZVOL will invest in VIX Futures Contracts via a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts.
XRP ETF (Consolidated) (“XRPI”) is an actively managed ETF that seeks long-term capital appreciation. XRPI seeks to achieve its investment objective by investing its assets principally in cash settled XRP futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“XRP Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in XRP Futures Contracts (“Collateral Investments”). XRPI also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the 1940 Act that invest in similar securities and assets to those in which XRPI may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other XRP-linked exchange traded investment products not registered under the 1940 Act (“XRP-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, XRP, XRP-Linked ETPs, XRP Futures Contracts, or XRP-related indexes. XRPI does not invest directly in XRP. Instead, the Fund seeks to benefit from increases in the price of XRP Futures Contracts.
On March 19, 2025, the Trust’s Board approved a one-for-twenty reverse share split for the 2x Ether ETF, effective at the market open on April 9, 2025. On April 9, 2025, shareholders were deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on April 8, 2025. The reverse share split did not change the total value of shareholders’ investments in the Fund. The reverse share split has been retroactively adjusted in the financial statements. On February 19, 2026, the Trust’s Board approved one-for-twenty reverse share splits for each of the 2x Solana ETF and the 2x XRP ETF, effective at the market open on February 27, 2026. On February 27, 2026, shareholders were deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on February 26, 2026. The reverse share splits did not change the total value of shareholders’ investments in the Funds. The reverse share splits have been retroactively adjusted in the financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a)
Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQR Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQR Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the

38

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Volatility under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of the Volatility does not represent fair value; or d) the Fund or Volatility believes the market price is stale.
Short-term investments are valued at amortized cost which approximates fair value for daily NAV purposes. For financial reporting purposes, short-term investments are valued at their market price using information provided by a third-party pricing service or market quotations. In each of these situations, valuations are typically categorized as Level I in the fair value hierarchy.
The Funds’ investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.
Futures contracts shall be valued by using readily available market quotations provided by a pricing service. Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then options shall be valued at the mean price. Derivatives valued in Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a pricing service. Prices for other derivatives for which no exchange price is available will be provided by a pricing service, a Valuation Vendor or a broker quote.
In certain circumstances (e.g., if the Adviser believes market quotations do not accurately reflect the fair value of a Fund’s investment, or a trading halt closes an exchange or market early), the Adviser may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. Such fair value prices would generally be determined based on available inputs about the current value of the underlying VIX futures contract and would be based on principles that the Adviser deems fair and equitable.
The Funds may use a variety of money market instruments. Money market instruments generally will be valued using market prices or at amortized cost.
Fair value pricing may require subjective determinations about the value of an investment. While the Funds’ policies are intended to result in a calculation of its respective Fund’s NAV that fairly reflects investment values as of the time of pricing, such Fund cannot ensure that fair values determined by the Adviser or persons acting at their direction would accurately reflect the price that a Fund could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by such Fund may differ from the value that would be realized if the investments were sold, and the differences could be material to the financial statements.
(b)
Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between

39

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were invested in futures contracts as of the period ended February 28, 2026.
(c)	Risks of Futures Contracts, Options on Futures Contracts, Short Positions, and Swaps – The risks inherent in the use of options, futures contracts, options on futures contracts, short positions, and swaps include
1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts, short positions, and swaps. The Funds were not invested in any type of options during the period ended February 28, 2026.
(d)
Basis for Consolidation – 2x Bitcoin Strategy ETF Cayman Ltd., 2x Ether ETF Cayman Ltd., 2x Solana ETF Cayman Ltd., 2x XRP ETF Cayman Ltd. ,NDX and Bitcoin ETF Cayman Ltd., SPX and Bitcoin ETF Cayman Ltd., Solana ETF Cayman Ltd., -lx Short VIX Mid-Term Futures ETF Cayman Ltd., and the XRP ETF Cayman Ltd., (together, the “Cayman Subsidiaries”), are organized under the laws of the Cayman Islands, are wholly owned, and controlled by each corresponding Fund. The Cayman Subsidiaries act as investment vehicles to facilitate entering into certain investments for the Funds, consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of February 28, 2026, the net assets of the Funds, by order of their appearance in Note 1 of the Notes to the Financial Statements, were $902,155,608, $730,296,212, $138,802,483, $70,628,103, $625,937, $862,779, $86,765,158, $12,488,100, and $101,638,750 of which $505,486,349, $501,768,602, $124,120,306, $62,817,939, $195,259, $245,128, $39,508,609, $2,125,736, and $46,966,611 or approximately 56%, 69%, 89%, 89%, 31%, 28%, 46%, 17% and 46%, respectively, represented the Funds ownership of all issued shares and voting rights of the Cayman Subsidiaries. All intercompany balances, revenues and expenses have been eliminated in consolidation.

(e)
Risks of Investing Commodity - Linked Derivatives – The 2x Bitcoin Strategy ETF (Consolidated), the 2x Ether ETF (Consolidated), the 2x Solana ETF (Consolidated), the 2x XRP ETF (Consolidated), the One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated), the One+One™ S&P 500® and Bitcoin ETF (Consolidated), the Solana ETF (Consolidated), the Volatility Premium Plus ETF (Consolidated), and the XRP ETF (Consolidated) through its investment in its respective Cayman Subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), or a commodity interest (such as a commodity futures contract or commodity index, or some other readily measurable economic variable.) The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Each Fund held commodity-linked derivatives during the period ended February 28, 2026.

40

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
(f)
Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

Investment transactions are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized appreciation (depreciation) on open contracts is reflected in the Statements of Financial Condition and changes in the unrealized appreciation (depreciation) between periods are reflected in the Statements of Operations.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount, and is reflected as Interest Income in the Statement of Operations.
(g)
Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds. The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended February 28, 2026.

(h)
Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 7.

(i)
Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

(j)
Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

(k)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

41

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
(l)
Recently adopted accounting pronouncements – In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09 (“ASU2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. The amendments should be applied retrospectively for all prior periods presented in the consolidated financial statements. We adopted this standard in our Annual Report on Form N-CSR for the year ended February 28, 2026, which did not materially impact the financial statements.

(m)
Segment Reporting: The Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a Chief Operating Decision Maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Treasurer (principal financial officer) acts as the Funds’ CODM and has concluded that each Fund is deemed to be an individual reporting segment. The CODM monitors the operating results of the Trust as a whole and each of the Funds’ long-term strategic asset allocation is guided by its investment objective and principal investment strategies as described in their individual prospectuses and executed by Volatility Shares LLC. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

3. RECLASSIFICATION OF CAPITAL ACCOUNTS
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended February 28, 2026, each fund recorded the following reclasses to the accounts listed below:

	Increase (Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
2x Bitcoin Strategy ETF	$ 829,003,724	$ (829,003,724)
2x Ether ETF	1,613,490,139	(1,613,490,139)
2x Solana ETF	758,787,506	(758,787,506)
2x XRP ETF	266,972,574	(266,972,574)
One+One™ Nasdaq-100® and Bitcoin ETF	330,671	(330,671)
One+One™ S&P 500® and Bitcoin ETF	220,263	(220,263)
Solana ETF	137,478,500	(137,478,500)
Volatility Premium Plus ETF	2,154,602	(2,154,602)
XRP ETF	135,409,524	(135,409,524)

42

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
4. INCOME TAX AND DISTRIBUTION INFORMATION
At February 28, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	2x Bitcoin Strategy ETF	2x Ether ETF	2x Solana ETF	2x XRP ETF	One+One™ Nasdaq-100® and Bitcoin ETF	One+One™ S&P 500® and Bitcoin ETF	Solana ETF	Volatility Premium Plus ETF	XRP ETF
Tax Cost	$2,096,640,000	$2,188,949,700	$479,232,000	$257,920,325	$399,360	$449,280	$119,388,850	$ —	$149,236,062
Gross unrealized appreciation	—	—	—	—	—	—	—	—	—
Gross unrealized depreciation	(12,138)	(81,793)	(2,774)	(17,550)	(2)	(3)	(3,825)	—	(4,781)
Net unrealized appreciation (depreciation)	(12,138)	(81,793)	(2,774)	(17,550)	(2)	(3)	(3,825)	—	(4,781)
Undistributed ordinary income	—	—	—	—	—	—	—	—	—
Undistributed long-term capital gain	—	—	—	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—	—	—	—
Other accumulated losses	(43,913,068)	(3,546)	(769,561)	(142,704)	(63,526)	(11,909)	(2,566)	(3)	(3,076)
Total distributable earnings	$(43,925,206)	$(85,339)	$(772,335)	$(160,254)	$(63,528)	$(11,912)	$(6,391)	$(3)	$(7,857)

To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At February 28, 2026, the following Funds had available for federal tax purposes an unused capital loss carryforward balance of:

	Capital Loss Carryforward
	Short Term	Long Term	Utilized
2x Bitcoin Strategy ETF	$(38,957,832)	$ —	$ —
2x Ether ETF	(3,546)	—	—
2x Solana ETF	(77,594)	—	—
2x XRP ETF	(5,831)	—	—
One+One™ Nasdaq-100® and Bitcoin ETF	—	—	89,087
One+One™ S&P 500® and Bitcoin ETF	—	—	44,721
Solana ETF	(2,566)	—	—
Volatility Premium Plus ETF	(3)	—	—
XRP ETF	(3,076)	—	—

Certain capital and late-year ordinary losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended February 28, 2026, the 2x Bitcoin Strategy ETF deferred $4,955,236 in post-October late-year losses, the 2x Solana ETF deferred $691,967 in post-October late-year losses, the 2x XRP ETF deferred $136,873 in post-October late-year losses, the One+One Nasdaq-100 and Bitcoin ETF deferred $63,526 in post-October capital losses, and the One+One S&P 500® ETF deferred $11,909 in post-October capital losses.
The Fund’s distributions are generally taxable. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. In addition, the Fund may make distributions that represent a return of capital for tax purposes and will generally not be taxable to the shareholder.

43

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
The Funds also expect to gain exposure to select indexes by investing a portion of their respective assets in wholly owned subsidiaries of the Funds. In order to qualify as a regulated investment company for purposes of federal income tax treatment under the Internal Revenue Code of 1986, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each Funds’ fiscal quarter ends.
Distributions made by the Funds will generally be taxable as ordinary income, returns of capital, or capital gains. A sale of Shares may result in capital gain or loss.
Furthermore, both Funds seek to achieve their intended exposure to selected indexes by investing a portion of their net assets in their own respective subsidiary of the Fund, organized under the laws of the Cayman Islands.
The tax character of distributions paid during the periods ended February 28, 2026, are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Ordinary Income	Period Ended February 28, 2026 Distributions Paid From: Long Term Capital Gains	Return of Capital
2x Bitcoin Strategy ETF	$289,763,464	$—	$2,861,682
2x Ether ETF	—	—	19,143,134
2x Solana ETF(a)	—	—	2,745,053
2x XRP ETF(b)	—	—	990,291
One+One™ Nasdaq-100® and Bitcoin ETF	56,050	64,062	3,299
One+One™ S&P 500® and Bitcoin ETF	26,375	21,225	1,389
Solana ETF(a)	652,341	—	1,411,911
Volatility Premium Plus ETF	205,642	—	7,180,908
XRP ETF(b)	731,752	—	1,554,081

(a)	Commenced operations March 19, 2025
(b)	Commenced operations May 21, 2025
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2026, open U.S. Federal and state income tax years include the tax years ended February 28, 2026, February 28, 2025, and February 29, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
5. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Number of shares per creation Unit
2x Bitcoin Strategy ETF	10,000 shares
2x Ether ETF	10,000 shares
2x Solana ETF	10,000 shares
2x XRP ETF	10,000 shares
One+One™ Nasdaq-100® and Bitcoin ETF	10,000 shares

44

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)

Number of shares per creation Unit
One+One™ S&P 500® and Bitcoin ETF	10,000 shares
Solana ETF	10,000 shares
Volatility Premium Plus ETF	10,000 shares
XRP ETF	10,000 shares

Creation Units of the Funds are issued and redeemed in cash. An authorized participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Trust, on behalf of a Fund, or one of the Fund’s service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Only Authorized Participants may transact with the Funds when purchasing or redeeming shares of a Fund in Creation Units. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed in cash and is paid to the Fund. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.
6. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended February 28, 2026. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps, and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps, and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

	Purchases	Sales	Purchase In-Kind	Sales In-Kind
2x Bitcoin Strategy ETF	$—	$ —	$ —	$ —
2x Ether ETF	—	—	—	—
2x Solana ETF	—	—	—	—
2x XRP ETF	—	—	—	—
One+One™ Nasdaq-100® and Bitcoin ETF	—	—	—	—
One+One™ S&P 500® and Bitcoin ETF	—	—	—	—
Solana ETF	—	—	—	—
Volatility Premium Plus ETF	—	—	—	—
XRP ETF	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended February 28, 2026.
7. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management Fee
2x Bitcoin Strategy ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Ether ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser contracted, through June 4, 2025, to waive its fees and/or pay 2x Ether ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) not exceed 0.94%.The Adviser voluntarily continued to waive fees at those levels through June 30, 2025. 2x Solana ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x XRP ETF

45

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
(Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser has contracted, through May 22, 2026, to waive its fees and/or pay 2x XRP ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94%. One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 0.75% per annum of its average daily net assets. One+One™ S&P 500® and Bitcoin ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 0.75% per annum of its average daily net assets. Solana ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser contracted, through June 30, 2026, to waive its fees and/or pay Solana ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) not exceed 0.95%. Volatility Premium Plus ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.35% per annum of its average daily net assets. XRP ETF (Consolidated) pays the Adviser a management fee, monthly in arrears, in an amount equal to 1.15% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Adviser has contracted, through May 22, 2026, to waive its fees and/or pay XRP ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94%. “Average daily net assets” is calculated by dividing the month-end net assets of each Fund by the number of calendar days in such month.
No other management fee is paid by the Funds. The management fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Adviser pays directly.
Non-Recurring Fees and Expenses
Each Fund pays all its non-recurring and unusual fees and expenses, if any, as determined by the Adviser. Non- recurring and unusual fees and expenses are fees and expenses that are unexpected or unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Funds.
The Administrator, Transfer Agent, and Custodian
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements.
U.S. Bank National Association, a subsidiary of U.S. Bancorp and parent company of Fund Services, intends to serve as the Fund’s custodian pursuant to a custody agreement.
The Marketing Agent
Foreside Fund Services, LLC (the “Marketing Agent”) serves as the Marketing Agent of the Funds. Its principal duties are: (i) to work with the Transfer Agent to review and approve orders placed by Authorized Participants and transmitted to the Transfer Agent; (ii) maintain copies of confirmations of Creation Unit creation and redemption order acceptances; (iii) maintain telephonic, facsimile and/or access to direct computer communications links with the Transfer Agent; and (iv) review and approve, prior to use, all Trust marketing materials for compliance with applicable SEC and FINRA advertising rules.
The Marketing Agent retains all marketing materials separately for the Funds, at their offices located at Three Canal Plaza, Suite 100 Portland, Maine 04101.
8. FAIR VALUE MEASUREMENTS
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The disclosure requirements establish a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the

46

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
Funds (observable inputs); and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the disclosure requirements hierarchy are as follows:
Level I –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II –
Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III –	Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.
Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following tables summarize the valuation of investments on February 28, 2026 using the fair value hierarchy:
2x Bitcoin Strategy ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,096,627,862	$—	$2,096,627,862
Total Investments	$—	$2,096,627,862	$—	$2,096,627,862
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(2,073,802,500)	$—	$(2,073,802,500)
Futures Contracts*	(101,077,098)	—	—	(101,077,098)
Total Other Financial Instruments	$(101,077,098)	$(2,073,802,500)	$—	$(2,174,879,598)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
2x Ether ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,188,867,907	$—	$2,188,867,907
Total Investments	$—	$2,188,867,907	$—	$2,188,867,907
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(2,167,194,150)	$—	$(2,167,194,150)
Futures Contracts*	(284,980,073)	—	—	(284,980,073)
Total Other Financial Instruments	$(284,980,073)	$(2,167,194,150)	$—	$(2,452,174,223)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

47

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
2x Solana ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$479,229,226	$—	$479,229,226
Total Investments	$—	$479,229,226	$—	$479,229,226
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(474,012,000)	$—	$(474,012,000)
Futures Contracts*	(8,499,528)	—	—	(8,499,528)
Total Other Financial Instruments	$(8,499,528)	$(474,012,000)	$—	$(482,511,528)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
2x XRP ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$257,902,775	$—	$257,902,775
Total Investments	$—	$257,902,775	$—	$257,902,775
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(255,469,500)	$—	$(255,469,500)
Futures Contracts*	(6,154,162)	—	—	(6,154,162)
Total Other Financial Instruments	$(6,154,162)	$(255,469,500)	$—	$(261,623,662)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
One+One™ Nasdaq-100® and Bitcoin ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$399,358	$—	$399,358
Total Investments	$—	$399,358	$—	$399,358
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(395,010)	$—	$(395,010)
Futures Contracts*	(22,517)	—	—	(22,517)
Total Other Financial Instruments	$(22,517)	$(395,010)	$—	$(417,527)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

48

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
One+One™ S&P 500® and Bitcoin ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$449,277	$—	$449,277
Total Investments	$—	$449,277	$—	$449,277
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(444,386)	$—	$(444,386)
Futures Contracts*	(19,521)	—	—	(19,521)
Total Other Financial Instruments	$(19,521)	$(444,386)	$—	$(463,907)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
Solana ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$119,385,025	$—	$119,385,025
Total Investments	$—	$119,385,025	$—	$119,385,025
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(118,206,000)	$—	$(118,206,000)
Futures Contracts*	(1,720,289)	—	—	(1,720,289)
Total Other Financial Instruments	$(1,720,289)	$(118,206,000)	$—	$(119,926,289)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
Volatility Premium Plus ETF

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts*	$(373,239)	$—	$—	$(373,239)
Total Other Financial Instruments	$(373,239)	$—	$—	$(373,239)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

49

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
XRP ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$149,231,281	$—	$149,231,281
Total Investments	$—	$149,231,281	$—	$149,231,281
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(147,757,500)	$—	$(147,757,500)
Futures Contracts*	(4,070,453)	—	—	(4,070,453)
Total Other Financial Instruments	$(4,070,453)	$(147,757,500)	$—	$(151,827,953)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.
Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 roll forward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
9. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

50

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2026, certain Funds were invested in futures contracts. On February 28, 2026, the fair values of derivative instruments, by primary risk, were as follows:
Fair Values of Derivative Instruments as of February 28, 2026

		Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Fund	Statements of Financial Condition Location	Unrealized Appreciation	Statements of Financial Condition Location	Unrealized Depreciation
Bitcoin Futures Contracts
	2x Bitcoin Strategy ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(53,500,680)
Ether Futures Contracts
	2x Ether ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(81,225,603)
Solana Futures Contracts
	2x Solana ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(17,458,492)
	Solana ETF (Consolidated)	Variation Margin on Futures Contracts		Variation Margin on Futures Contracts	(5,126,400)
Nasdaq-100 Futures Contracts and Bitcoin Futures Contracts
	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(19,938)
S&P 500 Futures Contracts and Bitcoin Futures Contracts
	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(29,099)
VIX Futures Contracts
	Volatility Premium Plus ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(110,903)
XRP Futures Contracts
	2x XRP ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(4,628,528)
	XRP ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(3,222,850)
	Total Trust		$—		$(165,322,493)

*	Only current day’s variation margin is reported within the Statements of Financial Condition in receivable/payable on open futures.

51

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
Transactions in derivative instruments during the periods ended February 28, 2026, by primary risk, were as follows:
The Effect of Derivative Instruments on the Statement of Operations
For the Period Ended February 28, 2026

Derivatives Not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income February 28, 2026	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income February 28, 2026
Bitcoin Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	2x Bitcoin Strategy ETF (Consolidated)	$ (1,357,152,028)	$ 535,352,405
Ether Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	2x Ether ETF (Consolidated)	(1,555,023,409)	(49,044,385)
Solana Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	2x Solana ETF (Consolidated)	(749,039,871)	(8,499,528)
		Solana ETF (Consolidated)	(136,257,246)	(1,720,289)
Nasdaq-100 Futures Contracts and Bitcoin Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)	(329,653)	128,653
S&P 500 Futures Contracts and Bitcoin Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	(246,412)	92,523
VIX Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	Volatility Premium Plus ETF (Consolidated)	(2,471,860)	256,013
XRP Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	2x XRP ETF (Consolidated)	(261,101,145)	(6,154,162)
		XRP ETF (Consolidated)	(131,958,392)	(4,070,453)
		Total Trust	$(4,193,580,016)	$466,340,777

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Financial Condition in receivable/payable on open futures.

52

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
For the periods ended February 28, 2026, the volume of the derivatives held by the Funds was as follows:

	Monthly Average Gross Notional Amounts
Funds	Short Future Contracts	Long Future Contracts
2x Bitcoin Strategy ETF	$—	$ 4,189,892,829
2x Ether ETF	—	2,863,936,323
2x Solana ETF	—	492,123,873
2x XRP ETF	—	188,765,033
One+One™ Nasdaq-100® and Bitcoin ETF	—	2,233,773
One+One™ S&P 500® and Bitcoin ETF	—	1,786,919
Solana ETF	—	99,800,696
Volatility Premium Plus ETF	(15,441,120)	—
XRP ETF	—	126,555,605

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
10. PRINCIPAL RISKS
Correlation and Compounding Risk
BITX, ETHU, OOQB, OOSB, SOLT, and XRPT use leverage to achieve their respective investment objectives (each, a “Leveraged Fund” and collectively, the “Leveraged Funds”) and do not seek to achieve their stated investment objective over a period of time greater than a single day (as measured from NAV calculation time to NAV calculation time). The return of a Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from two times (2x) the return of the Fund’s benchmark for the period. A Fund will lose money if its benchmark performance is flat over time, and it is possible for a Fund to lose money over time even if the performance of its benchmark increases as a result of daily rebalancing, the benchmark’s volatility, compounding, and other factors. Compounding is the cumulative effect of applying investment gains and losses and income to the principal amount invested over time. Gains or losses experienced over a given period will increase or reduce the principal amount invested from which the subsequent period’s returns are calculated. The effects of compounding will likely cause the performance of a Fund to differ from the Fund’s stated multiple times the return of its benchmark for the same period. The effect of compounding becomes more pronounced as benchmark volatility and holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the benchmark during the holding period of an investment in the Fund. Longer holding periods, higher benchmark volatility, inverse exposure, and greater leverage each affect the impact of compounding on a Fund’s returns. Daily compounding of a Fund’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to a Fund’s return for a period as the return of the Fund’s underlying benchmark.
The return of a Leveraged Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of its benchmark for the same period. For periods longer than a single day, the Fund will lose money if the benchmark’s performance is flat, and it is possible that the Fund will lose money even if the price of the benchmark increases. Longer holding periods, higher benchmark volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns.
While each Leveraged Fund has a daily investment objective, an investor may hold shares of the Fund for longer than one day if the investor believes doing so is consistent with their goals and risk tolerance. If an investor hold Fund shares for any period other than a day:
•	Return may be higher or lower than that sought in the investment objective, and this difference may be significant.

53

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
•
Factors that contribute to returns that are worse than the return sought in the investment objective include smaller benchmark gains or losses and higher benchmark volatility, as well as longer holding periods when these factors apply.

•
Factors that contribute to returns that are better than the return sought in the investment objective include larger benchmark gains or losses and lower benchmark volatility, as well as longer holding periods when these factors apply.

•	The more extreme these factors are, and the more they occur together, the more an investor’s return will tend to deviate from the return sought in the investment objective.
While the Funds seek to meet their investment objectives, there is no guarantee they will do so. Factors that may affect a Fund’s ability to meet its investment objective include: (1) the Sponsor’s ability to purchase and sell “Financial Instruments,” or instruments whose value is derived from the value of an underlying asset, rate or benchmark and include futures contracts, options transactions, swap agreements and forward contracts, in a manner that correlates to a Fund’s objective; (2) an imperfect correlation between the performance of Financial Instruments held by a Fund and the performance of the applicable benchmark; (3) bid-ask spreads on such Financial Instruments; (4) fees, expenses, transaction costs, financing costs associated with the use of Financial Instruments and commission costs; (5) holding or trading instruments in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent and/or valuation methodology; (7) changes to a benchmark Index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) accounting standards; and (11) differences caused by a Fund obtaining exposure to only a representative sample of the components of a benchmark, over weighting or under weighting certain components of a benchmark or obtaining exposure to assets that are not included in a benchmark.
A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. In order to achieve a high degree of correlation with their underlying benchmarks, the Funds seek to rebalance their portfolios daily to keep exposure consistent with their investment objectives. Being materially under- or over-exposed to the benchmark may prevent such Funds from achieving a high degree of correlation with such benchmark. Market disruptions or closure, large amounts of assets into or out of the Funds, regulatory restrictions, extreme market volatility, and other factors will adversely affect such Funds’ ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmarks’ movements during each day. Other things being equal, more significant movement in the value of its benchmark up or down will require more significant adjustments to a Fund’s portfolio. Because of this, it is unlikely that the Leveraged Funds will be perfectly exposed (2x) to its benchmark at the end of each day, and the likelihood of being materially under- or over-exposed is higher on days when the benchmark levels are volatile near the close of the trading day.
Each Leveraged Fund seeks to rebalance its portfolio on a daily basis. The time and manner in which a Leveraged Fund rebalances its portfolio may vary from day to day depending upon market conditions and other circumstances at the discretion of the Adviser. Unlike other funds that do not rebalance their portfolios as frequently, each Leveraged Fund may be subject to increased trading costs associated with daily portfolio rebalancing to maintain appropriate exposure to the underlying benchmarks.
Counterparty Risk
Each Fund may use derivatives such as swap agreements and forward contracts (collectively referred to herein as “derivatives”) in the manner described herein to achieve their respective investment objectives. The use of derivatives by a Fund exposes the Fund to counterparty risks.
Regulatory Treatment
Derivatives are generally traded in OTC markets and have only recently become subject to comprehensive regulation in the United States. Cash- settled forwards are generally regulated as “swaps,” whereas physically settled forwards are generally not subject to regulation (in the case of commodities other than currencies) or subject to the

54

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
federal securities laws (in the case of securities). Title VII of the Dodd-Frank Act (“Title VII”) created a regulatory regime for derivatives, with the CFTC responsible for the regulation of swaps and the SEC responsible for the regulation of “security-based swaps.” The SEC requirements have largely yet to be made effective, but the CFTC requirements are largely in place. The CFTC requirements have included rules for some of the types of transactions in which the Funds will engage, including mandatory clearing and exchange trading, reporting, and margin for OTC swaps. Title VII also created new categories of regulated market participants, such as “swap dealers,” “security- based swap dealers,” “major swap participants,” and “major security-based swap participants” who are, or will be, subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements. The regulatory requirements under Title VII continue to be developed and there may be further modifications that could materially and adversely impact the Funds, the markets in which a Fund trades and the counterparties with which the Fund engages in transactions.
As noted, the CFTC rules may not apply to all the swap agreements and forward contracts entered by the Funds. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act (the “CEA”) in connection with each Fund’s swap agreements or forward contracts. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.
Counterparty Credit Risk
The Funds will be subject to the credit risk of the counterparties to the derivatives. In the case of cleared derivatives, the Funds will have credit risk to the clearing corporation in a similar manner as the Funds would for futures contracts. In the case of OTC derivatives, the Funds will be subject to the credit risk of the counterparty to the transaction — typically a single bank or financial institution. As a result, a Fund is subject to increased credit risk with respect to the amount it expects to receive from counterparties to OTC derivatives entered as part of that Fund’s principal investment strategy. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund could suffer significant losses on these contracts and the value of an investor’s investment in a Fund may decline.
The Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, subject to certain minimum thresholds. However, there are no limitations on the percentage of assets each Fund may invest in swap agreements or forward contracts with a particular counterparty. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts because of bankruptcy proceedings. The Funds typically enter into transactions only with major global financial institutions.
OTC derivatives of the type that may be utilized by the Funds are generally less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. These agreements contain various conditions, events of default, termination events, covenants, and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed to the party under the agreement. For example, if the level of the Fund’s benchmark has a dramatic intraday move that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap or to invest in other Financial Instruments necessary to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the level of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.
In addition, cleared derivatives benefit from daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. To the extent the Fund enters into cleared swap transactions, the Fund will deposit collateral with a FCM in cleared swaps customer accounts, which are required by CFTC regulations to be separate from its proprietary collateral posted for cleared swaps transactions. Cleared swap customer collateral is subject to regulations that closely parallel the regulations governing customer segregated funds for futures transactions but provide certain additional protections to cleared swaps collateral in the event of a clearing broker or clearing broker customer default. For example, in the event of a default of both the clearing broker and a

55

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
customer of the clearing broker, a clearing house is only permitted to access the cleared swaps collateral in the legally separate (but operationally comingled) account of the defaulting cleared swap customer of the clearing broker, as opposed to the treatment of customer segregated funds, under which the clearing house may access all of the commingled customer segregated funds of a defaulting clearing broker. Derivatives entered into directly between two counterparties do not necessarily benefit from such protections, particularly if entered into with an entity that is not registered as a “swap dealer” with the CFTC. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss.
The Adviser regularly reviews the performance of its counterparties for, among other things, creditworthiness, and execution quality. In addition, the Adviser periodically considers the addition of new counterparties and the counterparties used by a Fund may change at any time. Each day, the Funds disclose their portfolio holdings as of the prior Business Day. Each Fund’s portfolio holdings identifies its counterparties, as applicable. This portfolio holdings information may be accessed through the web on the Sponsor’s website at www.volatilityshares.com.
Each counterparty and/or any of its affiliates may be an Authorized Participant or shareholder of a Fund, subject to applicable law.
The counterparty risk for cleared derivatives transactions is generally lower than for OTC derivatives. Once a transaction is cleared, the clearing organization is substituted and is a Fund’s counterparty on the derivative. The clearing organization guarantees the performance of the other side of the derivative. Nevertheless, some risk remains, as there is no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund.
Leverage Risk
The Leveraged Funds may utilize leverage in seeking to achieve their respective investment objectives and will lose more money in market environments adverse to their respective daily investment objectives than funds that do not employ leverage. The use of leveraged positions increases the risk of total loss of an investor’s investment, even over periods as short as a single day.
For example, because BITX includes a two times (2x) multiplier, a single-day movement in the relevant benchmark approaching 50% at any point in the day could result in the total loss or almost total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund in which an investor has invested, even if such Leveraged Fund’s benchmark subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with downward single-day or intraday movements in the underlying benchmark of a Leveraged Fund or upward single-day or intraday movements in the benchmark of a Leveraged Fund, even if the underlying benchmark maintains a level greater than zero at all times.
Liquidity Risk
Financial Instruments cannot always be liquidated at the desired price. It is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption can also make it difficult to liquidate a position, find a swap, or forward contract counterparty at a reasonable cost. Market illiquidity may cause losses for the Funds. The large size of the positions which the Funds may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated because the Funds will typically invest in Financial Instruments related to one benchmark, which in many cases is highly concentrated.
“Contango” and “Backwardation” Risk
The Funds typically hold futures contracts. As the futures contracts near expiration, they are generally replaced by contracts that have a later expiration. Thus, for example, a contract purchased and held in November 2025 may specify a January 2026 expiration. As that contract nears expiration, it may be replaced by selling the January 2026 contract and purchasing the contract expiring in March 2026. This process is referred to as “rolling.” Rolling may have a positive or negative impact on performance. For example, historically, the prices of certain types of futures contracts have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the January 2026 contract would take place at a price that is higher than the price at which the March 2026 contract is purchased, thereby

56

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
creating a gain in connection with rolling. While certain types of futures contracts have historically exhibited consistent periods of backwardation, backwardation will likely not always exist in these markets.
Since the introduction of VIX futures contracts, there have frequently been periods where VIX futures prices reflect higher expected volatility levels further out in time. This can result in a loss from “rolling” the VIX futures to maintain the constant weighted average maturity of the applicable Fund benchmark. Losses from exchanging a lower priced VIX future for a higher priced longer-term future in the rolling process could adversely affect the value of a Fund and, accordingly, decrease the return of a Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Adviser and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to your investment.
Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shocks
The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.
11. SUBSEQUENT EVENTS
The One+One™ S&P 500® and Bitcoin ETF and the One+One™ Nasdaq-100® and Bitcoin ETF halted trading and stopped accepting orders for the purchase and redemption of creation units of Fund shares as of the market close on April 10, 2026 (the “Closing Date”). On or about the Closing Date, the Funds began the process of liquidating their portfolios. Any shareholders remaining in a Fund had their shares liquidated and redeemed for cash at net asset value on or about April 17, 2026.
Management has evaluated the possibility of subsequent events existing in the Trust’s and the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Trust’s or the Funds’ financial statements through this date, except as noted above.

57

VOLATILITY SHARES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Volatility Shares ETFs and
the Board of Trustees of
Volatility Shares Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of 2X Bitcoin Strategy ETF, 2X Ether ETF, 2X Solana ETF, 2X XRP ETF, One + One NASDAQ-100 and Bitcoin ETF, One + One S&P 500® and Bitcoin ETF, Solana ETF, Volatility Premium Plus ETF and XRP ETF each a series of Volatility Shares Trust (the “Trust”), including the consolidated schedules of investments, as of February 28, 2026, the related consolidated statements of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Funds as of February 28, 2026, the consolidated results of their operations, the consolidated changes in their net assets and their consolidated financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
2X Bitcoin Strategy ETF	For the year ended February 28, 2026	For each of the two years ended February 28, 2026	For each of the two years ended February 28, 2026 and for the period June 26, 2023 (commencement of operations) through February 29, 2024
2X Ether ETF	For the year ended February 28, 2026	For the year ended February 28, 2026 and for the period June 3, 2024 (commencement of operations) through February 28, 2025	For the year ended February 28, 2026 and for the period June 3, 2024 (commencement of operations) through February 28, 2025
2X Solana ETF and Solana ETF	For the period March 19, 2025 (commencement of operations) through February 28, 2026	For the period March 19, 2025 (commencement of operations) through February 28, 2026	For the period March 19, 2025 (commencement of operations) through February 28, 2026
2X XRP ETF and XRP ETF	For the period May 21, 2025 (commencement of operations) through February 28, 2026	For the period May 21, 2025 (commencement of operations) through February 28, 2026	For the period May 21, 2025 (commencement of operations) through February 28, 2026
One + OneTM NASDAQ-100® and Bitcoin ETF and One + OneTM S&P 500® and Bitcoin ETF	For the year ended February 28, 2026	For the year ended February 28, 2026 and for the period February 18, 2025 (commencement of operations) through February 28, 2025	For the year ended February 28, 2026 and for the period February 18, 2025 (commencement of operations) through February 28, 2025
Volatility Premium Plus ETF	For the year ended February 28, 2026	For each of the two years ended February 28, 2026	For each of the two years ended February 28, 2026 and for the period April 17, 2023 (commencement of operations) through February 29, 2024

58

VOLATILITY SHARES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2024.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
April 29, 2026

59

VOLATILITY SHARES TRUST
TAX INFORMATION
February 28, 2026 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended February 28, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 24.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

2x Bitcoin Strategy ETF	0.00%
2x Ether ETF	0.00%
2x Solana ETF	0.00%
2x XRP ETF	0.00%
One+One™ Nasdaq-100® and Bitcoin ETF	0.00%
One+One™ S&P 500® and Bitcoin ETF	0.00%
Solana ETF	0.00%
Volatility Premium Plus ETF	0.00%
XRP ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026 was as follows:

2x Bitcoin Strategy ETF	0.00%
2x Ether ETF	0.00%
2x Solana ETF	0.00%
2x XRP ETF	0.00%
One+One™ Nasdaq-100® and Bitcoin ETF	0.00%
One+One™ S&P 500® and Bitcoin ETF	0.00%
Solana ETF	0.00%
Volatility Premium Plus ETF	0.00%
XRP ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k) (2)(C) for each Fund were as follows (unaudited).

2x Bitcoin Strategy ETF	0.00%
2x Ether ETF	0.00%
2x Solana ETF	0.00%
2x XRP ETF	0.00%
One+One™ Nasdaq-100® and Bitcoin ETF	76.50%
One+One™ S&P 500® and Bitcoin ETF	53.52%
Solana ETF	0.00%
Volatility Premium Plus ETF	0.00%
XRP ETF	0.00%

60

VOLATILITY SHARES TRUST
TRUSTEES AND OFFICERS
February 28, 2026 (Unaudited)
The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling (866) 261-0273.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Independent Trustees
Stephen Yu 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1985	Trustee; Chairman of the Board	• Indefinite Term • Since Inception	Vice President, Capital One Financial Corporation (2025 – Present); Vice President, Discover Financial Services (2024 – 2025); Director/Senior Director, Discover Financial Services (2018 – 2024)	9	None
Anthony Ward 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1975	Trustee	• Indefinite Term • Since Inception	Partner & Head of Risk Practice, WSN Consulting (2026 – Present); Managing Director, Scotiabank (2022 – Present); Managing Director – Head of Counterparty Credit Risk IB, Credit Suisse (2021 – 2022); Managing Director – Dublin Branch Chief Risk Officer, Credit Suisse (2019 – 2021)	9	None
Anthony Homsey 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1986	Trustee	• Indefinite Term • Since Inception	Vice President – Insurance Partnerships, QuinStreet (2022 – Present); Senior Director – Strategic Partnerships, QuinStreet (2021 – 2022)	9	None

61

VOLATILITY SHARES TRUST
TRUSTEES AND OFFICERS
February 28, 2026 (Unaudited)(Continued)

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Interested Trustee[1] and Officers of the Trust
Justin Young 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1986	Interested Trustee, President, and Chief Executive Officer (Principal Executive Officer)	• Indefinite Term • Since Inception	President of Volatility Shares LLC (2018 – Present); Managing Partner of Invest in Vol LLC (2017 – 2023)	9	None
Chang Kim 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1984	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	• Indefinite Term • Since Inception	Chief Operating Officer of Volatility Shares LLC (2022 – Present); Chief Operating Officer of Invest in Vol LLC (2022 – 2023); CEO of The Library Shop, Inc. (2021 – 2021)	N/A	None
Stuart Barton 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1973	Vice President	• Indefinite Term • Since Inception	Manager, Volatility Shares LLC (2025 – Present); Chief Investment Officer of Volatility Shares LLC (2018 – 2025); Managing Partner of Invest in Vol LLC (2017 – 2023)	N/A	None
Barry Pershkow 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1966	Secretary	• Indefinite Term • Since 2026	General Counsel of Volatility Shares LLC (2026 – Present); Partner, Chapman and Cutler LLP (2018 – 2026)	N/A	None

62

VOLATILITY SHARES TRUST
2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408
www.volatilityshares.com
INVESTMENT ADVISERS
Volatility Shares LLC
2000 PGA Blvd, Suite 4440,
Palm Beach Gardens,
Florida 33408
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
The Trust’s Proxy Voting Policies are available
without charge by calling 1-(866) 261-0273, or by
accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio
securities during the most recent period ended
June 30 is available without charge by calling
1-(866) 261-0273 or by accessing the SEC’s website
at www.sec.gov.
The Trust files complete schedule of portfolio
holdings with the SEC for its first and third fiscal
quarters on Part F of Form N-PORT. The Funds’ Part F
of Form N-PORT is available on the SEC’s website at
www.sec.gov.
This report has been prepared for shareholders and
may be distributed to others only if preceded or
accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Volatility Shares Trust

By (Signature and Title)*	/s/ Justin Young
Justin Young, President and Chief Executive Officer (Principal Executive Officer)

Date	5/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Justin Young
Justin Young, President and Chief Executive Officer (Principal Executive Officer)

Date	5/8/2026

By (Signature and Title)*	/s/ Chang Kim
Chang Kim, Treasurer/Principal Financial Officer

Date	5/8/2026

* Print the name and title of each signing officer under his or her signature.